Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of reconciliation of income tax (expenses)benefits
The income tax expenses of the Group during the years ended December 31, 2020 and 2021 are analysed as follows:

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Current income tax	51	726
Deferred income tax	(9)	(328)
Total income tax expense	42	398

Disclosure of the recovery of deferred income tax explanatory	The recovery of deferred income tax:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred tax assets:
to be recovered after more than 12 months	9	337

	9	337

Summary of Movements of Deferred Income Tax Assets
The movements of deferred income tax assets were as follows:

	Prepayment, other receivables and other assets	Total
	RMB’000	RMB’000
At January 1, 2020	—	—
Credited to income statement	9	9
At December 31, 2020 and January 1, 2021	9	9
Credited to income statement	328	328

At December 31, 2021	337	337

Disclosure of tax losses and carry forwards explanatory
The

tax losses carried forward by the Group and their respective expiry dates are as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
2023	34	34
2024	27,025	22,854
2025	61,781	58,165
2026	—	256,618

Total unrecorded tax losses carry forwards	88,840	337,671